Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2021	December 31, 2020
Software	$508,961	$479,000
Technology	4,660,578	4,551,724
Total intangible assets	5,169,539	5,030,724
Less: accumulated amortization	(2,318,686)	(1,304,122)
Intangible assets, net	$2,850,853	$3,726,602